Net Loss Per Share - Schedule of Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (9,102)	$ (2,878)	$ (17,332)	$ (9,896)
Net loss	$ (9,102)	$ (2,878)	$ (17,332)	$ (9,896)
Denominator:
Weighted-average common shares outstanding, basic (in shares)	84,645,097	65,774,528	71,342,720	65,764,450
Weighted-average common shares outstanding, diluted (in shares)	84,645,097	65,774,528	71,342,720	65,764,450
Net loss per common shares, basic (in dollars per share)	$ (0.11)	$ (0.04)	$ (0.24)	$ (0.15)
Net loss per common shares, diluted (in dollars per share)	$ (0.11)	$ (0.04)	$ (0.24)	$ (0.15)